Investment Objectives and Goals - FT Vest U.S. Equity Equal Weight Buffer ETF - September	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Equal Weight Buffer ETF – September (RSSE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Equal Weight Buffer ETF – September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”), up to a predetermined upside cap of 16.52% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 21, 2026 through September 17, 2027.